Long-term debt - Long-term debt (Details)	1 Months Ended				12 Months Ended
	Sep. 30, 2024 CAD ($) tranche	Sep. 30, 2024 USD ($) tranche	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Sep. 30, 2024 CAD ($) tranche	Sep. 30, 2023 CAD ($)	Sep. 30, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 2,688,308,000				$ 2,688,308,000	$ 3,100,321,000
Current portion	999,000				999,000	1,158,971,000
Long-term debt	2,687,309,000				2,687,309,000	1,941,350,000
Repayments of borrowings					1,154,878,000	79,150,000
Settled cross-currency swap agreement
Disclosure of detailed information about borrowings [line items]
Notional amount of financial liabilities	954,832,000				954,832,000
2014 U.S. Senior Notes
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0				0	473,808,000
Number of notes | tranche	2	2
2021 U.S. Senior Notes
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,342,758,000				$ 1,342,758,000	1,342,714,000
Number of notes | tranche					2
2021 U.S. Senior Notes | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Notional amount of financial liabilities	1,000,000,000				$ 1,000,000,000
Borrowings less financing fees	$ 1,351,500,000				$ 1,351,500,000
2021 U.S. Senior Notes | Weighted average
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity term					4 years
Borrowings, interest rate	1.79%				1.79%		1.79%
2021 U.S. Senior Notes | Later than one year and not later than two years
Disclosure of detailed information about borrowings [line items]
Notional amount of financial liabilities	$ 810,900,000				$ 810,900,000		$ 600,000,000
2021 U.S. Senior Notes | Beyond five years
Disclosure of detailed information about borrowings [line items]
Notional amount of financial liabilities	540,600,000				540,600,000		$ 400,000,000
2021 CAD Senior Notes
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 597,212,000				$ 597,212,000	596,550,000
Borrowings, interest rate	2.10%				2.10%		2.10%
2021 CAD Senior Notes | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Notional amount of financial liabilities	$ 600,000,000				$ 600,000,000
Borrowings less financing fees	600,000,000				600,000,000
2021 CAD Senior Notes | Later than three years and not later than four years
Disclosure of detailed information about borrowings [line items]
Notional amount of financial liabilities	600,000,000				600,000,000
2024 CAD Senior Notes
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 746,144,000				746,144,000	0
Number of notes | tranche	2	2
2024 CAD Senior Notes | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Notional amount of financial liabilities	$ 750,000,000				$ 750,000,000
2024 CAD Senior Notes | Weighted average
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity term	4 years	4 years
Borrowings, interest rate	4.08%				4.08%		4.08%
2024 CAD Senior Notes | Later than two years and not later than three years
Disclosure of detailed information about borrowings [line items]
Notional amount of financial liabilities	$ 300,000,000				$ 300,000,000
2024 CAD Senior Notes | Later than four years and not later than five years
Disclosure of detailed information about borrowings [line items]
Notional amount of financial liabilities	450,000,000				450,000,000
Unsecured committed term loan credit facility
Disclosure of detailed information about borrowings [line items]
Borrowings	0				0	676,886,000
Repayments of borrowings				$ 500,000,000
Unsecured committed term loan credit facility | Settled cross-currency swap agreement
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings			$ 670,350,000
Other long-term debt
Disclosure of detailed information about borrowings [line items]
Borrowings	2,194,000				2,194,000	$ 10,363,000
Remaining total tranches | 2014 U.S. Senior Notes
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings		$ 350,000,000
Remaining total tranches | 2014 U.S. Senior Notes | Settled cross-currency swap agreement
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings	475,825,000
Remaining total tranches | 2014 U.S. Senior Notes | Less than one year
Disclosure of detailed information about borrowings [line items]
Notional amount of financial liabilities	$ 473,025,000				$ 473,025,000		$ 350,000,000